TRADE RECEIVABLES (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 532,361	¥ 553,542
Financial assets past due but not impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	10,591	39,289
Financial assets past due but not impaired [member] | Later than one month and not later than four months [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	9,425
Financial assets past due but not impaired [member] | Later than four months [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets neither past due nor impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 521,770	¥ 504,828